Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
8.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of
	December 31,	December 31,
	2021	2022
	RMB	RMB	US$
Accrued payroll and employee benefits	3,385,258	2,089,072	299,956
Payable to third parties (a)	2,084,745	1,209,742	173,699
Deposit payable	1,118,416	619,786	88,991
Others	650,634	299,132	42,950
Total	7,239,053	4,217,732	605,596

(a)	The balance mainly represents the payables for acquiring services for daily operations such as property fees, rent and utility bills as well as professional and consulting services as of December 31, 2021 and 2022.